Income Taxes - Effective Income Tax Rate (Details) - Vacasa Holdings LLC	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax expense (benefit) at federal statutory rate	21.00%	21.00%
Increase (decrease) in tax rate resulting from:
Effect of flow-through entity	(21.00%)	(21.00%)